Financing Components of Debt (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Jun. 20, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 3,262.7	$ 3,358.0		$ 0.0
Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value		374.8
US Dollar-Denominated Commercial Paper [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	118.5	347.9
Euro Denominated Commercial Paper [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	160.3	26.8
1.80% Senior Unsecured Notes due 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 298.4	298.3
Debt Instrument, Interest Rate, Stated Percentage	1.80%		1.80%
2.35% Senior Unsecured Notes due 2021 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 745.1	744.8
Debt Instrument, Interest Rate, Stated Percentage	2.35%		2.35%
3.15% Senior Unsecured Notes due 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 890.4	890.1
Debt Instrument, Interest Rate, Stated Percentage	3.15%		3.15%
4.30% Senior Unsecured Notes due 2046 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 546.8	546.8
Debt Instrument, Interest Rate, Stated Percentage	4.30%		4.30%
Other Debt [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 3.2	3.3
Term Loan [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value	$ 500.0	$ 500.0	$ 500.0
Debt Instrument, Interest Rate, Stated Percentage		1.87%